PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Atlantic American Corporation 401(k) Retirement Savings Plan [Member]
PARTY-IN-INTEREST TRANSACTIONS [Abstract]
PARTY-IN-INTEREST TRANSACTIONS
NOTE 6—PARTY-IN-INTEREST TRANSACTIONS

The Plan held 336,209 shares and 365,085 shares of Atlantic American Corporation (the plan sponsor) common stock as of December 31, 2025 and 2024, respectively, in the Atlantic American Corporation Common Stock Fund. The fund invests in Atlantic American Corporation common stock and money market funds and had an estimated fair value of $951,473 and $554,930, at December 31, 2025 and 2024, respectively.

Certain investments totaling $10,702,092 and $10,410,900, held by the Plan at December 31, 2025 and 2024, respectively, are managed by the Trustee and/or its affiliates. These investments, as well as notes receivable from participants, qualify as party-in-interest transactions.